Supplemental cash flow information (Statements of detailed information of cash flow) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in non-cash working capital
Accounts receivable	$ (15,254)	$ 78,562
Inventories	44,251	(115,679)
Supplies and prepaid expenses	(24,099)	4,151
Accounts payable and accrued liabilities	232,137	21,400
Reclamation payments	(27,583)	(34,746)
Other	(929)	(5,913)
Total	$ 208,523	$ (52,225)